Summary of Significant Accounting Policies - ASU 2016-15 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from BOLI reclassified	$ (12,860)	$ (11,440)	$ (2,740)
Accounting Standards Update 2016-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from BOLI reclassified		$ 11,440	$ 2,740